GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	May 25, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	May 04, 2016
Related Party Transaction [Line Items]
Initial payment received under sales agreement		$ 8,614	$ 11,424
Accumulated deficit		56,644		$ 56,104
Cash generated from operating activities		7,021	$ (13,401)
Aggregate ordinary shares in one or more offerings					50,000
Offering price per share	$ 11.00
Purchase of additional ordinary shares	272,727
Shares issued in secondary public offering, shares	2,090,909
Gross proceeds from issuance of shares	$ 21,279
Stock issuance costs	$ 1,721
Amdocs Software Systems Limited [Member]
Related Party Transaction [Line Items]
Initial payment received under sales agreement		$ 8,616		$ 11,424
Amdocs Software Systems Limited [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of total consolidated revenues drived				51.00%
Amdocs Software Systems Limited [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of total consolidated revenues drived				83.00%